Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Premises and Equipment
Schedule of major classifications of premises and equipment

	2022	2021

	(In thousands)
Land, buildings and improvements	$20,493	$19,838
Furniture and equipment	15,567	15,079
Computer software	2,460	2,284
	38,520	37,201
Less accumulated depreciation	(26,376)	(24,444)
Net premises and equipment	$12,144	$12,757